Cover	Aug. 07, 2023
Cover [Abstract]
Entity Registrant Name	Astra Energy, Inc.
Entity Central Index Key	0001231339
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3113571
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52205
Entity Address Address Line 1	9565 Waples Street
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	800
Local Phone Number	705-2919
Security 12b Title	Common
Trading Symbol	ASRE